UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22379

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Partners Group Private Equity (TEI), LLC

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(Exact name of registrant as specified in charter)

1114 Avenue of the Americas, 37th Floor

New York, NY 10036

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(Address of principal executive offices) (Zip code)

Brooks Lindberg, CCO

1114 Avenue of the Americas, 37th Floor

New York, NY 10036

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(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 908-2600

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Date of fiscal year end: March 31

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Date of reporting period: December 31, 2011

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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Partners Group Private Equity (TEI), LLC

(a Delaware Limited Liability Company)

Schedule of Investments - December 31, 2011 (Unaudited)

Partners Group Private Equity (TEI), LLC (1)

Investment in Partners Group Private Equity (Offshore), LDC, at value - 100.19% (Cost $110,388,898)	$118,916,913
Liabilities in excess of other assets - (0.19)%	(224,334)
Net Assets - 100%	$118,692,579

Partners Group Private Equity (Offshore), LDC (2)

Investment in Partners Group Private Equity (Master Fund), LLC, at value - 100.00% (Cost $110,388,898)	$118,914,781
Other Assets and Liabilities - 0.00%	2,132
Net Assets - 100%	$118,916,913

(1) Invests the majority of its assets in Partners Group Private Equity (Offshore), LDC

(2) Invests the majority of its assets in Partners Group Private Equity (Master Fund), LLC

The Schedule of Investments of Partners Group Private Equity (Master Fund), LLC is included below.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Schedule of Investments - December 31, 2011 (Unaudited)

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL MEMBERS' EQUITY - NET ASSETS

Percentages as a percentage of total investments are as follows:

Private Equity Investments (66.71%) [a]
Direct Investments * (36.26%)
Direct Equity (15.51%)	Investment Type	Geographic Region [b]	Fair Value
ACP Viking Co-Investment, LLC [c]	Member interest	North America	$1,979,055
AnaCap Calcium, L.P. [c]	Limited partnership interest	Western Europe	4,298,368
CD&R Univar Co-Investor, L.P. [c]	Limited partnership interest	North America	2,407,479
Collins Food Holding Pty, Ltd. [c]	Common equity	Asia - Pacific	58,259
CT Holdings (International), Ltd.	Common equity	Asia - Pacific	5,557,437
DLJSAP BookCO, LLC [c]	Member interest	South America	729,162
EQT Marvin Co-Investment, L.P. [c]	Limited partnership interest	Western Europe	1,254,294
Gemini Global Holdings Investor, LLC [c]	Member interest	North America	3,600,000
HGI Global Holdings, Inc. [c]	Common equity	North America	303,377
Hogan S.ar.I [c]	Common equity	Western Europe	1,311,413
Hogan S.ar.I [c]	Preferred equity	Western Europe	2,348,083
Kahuna Bidco Pty, Ltd. [c]	Common equity	Asia - Pacific	1,634,570
KKBS Group Holdings, LLC [c]	Member interest	North America	125,000
KLFS Holdings, L.P. [c]	Limited partnership interest	North America	1,969,879
Learning Care Group (US), Inc. [c]	Warrants	North America	8,804
Mauritius (Luxembourg) Investments S.ar.l. [c]	Common equity	Western Europe	1,432,741
MPH Acquisition Holdings, LLC [c]	Member interest	North America	2,500,000
NDES Holdings, LLC [c]	Member interest	North America	5,000,000
Peer I S.A. [c]	Common equity	Western Europe	149,201
Peer I S.A. [c]	Preferred equity	Western Europe	4,009,129
Spring Topco, Ltd. [c]	Common equity	North America	1,871,872
Surgery Center Holdings, Inc. [c]	Preferred equity	North America	62,815
Swissport II Co-Invest FCPR [c]	Common equity	Western Europe	3,372,419
Valhalla Co-Invest, L.P. [c]	Limited partnership interest	Western Europe	3,884,840
			49,868,197

Direct Debt (20.75%)	Interest	Maturity	Investment Type	Geographic Region [b]	Fair Value
AMC Entertainment, Inc.	Libor + 3.25%	12/15/2016	Senior	North America	2,879,504
ATX Networks Corp.	12.00% + 2.00% PIK	5/12/2016	Mezzanine	North America	1,038,075
Bausch & Lomb, Inc.	Libor + 3.25%	4/26/2015	Senior	North America	2,906,091
Biomnis	7.00% + 2.875% PIK (steps up to Euribor + 5.00% + 2.875% PIK)	5/17/2017	Mezzanine	Western Europe	4,950,873
Dynamic Research Corp.	12.00% + 1.00% PIK	6/30/2017	Mezzanine	North America	10,327,652
HGI Holdings, Inc.	12.50%	10/1/2017	Mezzanine	North America	2,164,896
Kahuna Bidco Pty, Ltd.	BBSY + 5.00% + 3.50% PIK	12/31/2016	Mezzanine	Asia - Pacific	5,042,536
KKBS Holdings, LLC	12.00% + 2.00% PIK	12/17/2016	Mezzanine	North America	1,380,362
Last Mile Funding Corp.	12.00% + 2.50% PIK	6/16/2016	Mezzanine	North America	3,050,483
Learning Care Group (US), Inc.	12.00%	6/30/2016	Senior	North America	2,208,171
Learning Care Group (US) No. 2, Inc.	15.00% PIK (2x redemption preference)	6/30/2016	Mezzanine	North America	636,672
Newcastle Coal Infrastructure Group Pty, Ltd.	BBSY + 6.50% (steps up to 9.00%)	1/22/2023	Senior	Asia - Pacific	4,139,612
Securitas Direct Holding AB	3.75% + 6.75% PIK	9/2/2019	Mezzanine	Western Europe	7,407,848
ServiceMaster Company (The)	Libor + 2.50%	7/24/2014	Senior	North America	2,840,869
Starbev Investments S.ar.I	11.00% PIK	12/31/2017	Mezzanine	South America	7,836,026
Surgery Center Holdings, Inc.	12.00% + 3.00% PIK	6/24/2015	Mezzanine	North America	4,610,976
Svensk Utbildning Intressenter Holding AB	Libor (SEK) + 5.00% + 7.00% PIK (2.00% floor)	6/30/2018	Mezzanine	Western Europe	2,668,421
Triactor Acquico AB	Euribor + 6.00% + 6.00% PIK (2.00% floor)	9/27/2017	Mezzanine	Western Europe	628,968
					66,718,035
Total Direct Investments (36.26%)					$116,586,232

Secondary Investments* (29.85%)	Geographic Region [b]	Fair Value
3i Europartners Vb, L.P.	Western Europe	$950,715
Advent International GPE VI, L.P. [c]	Western Europe	3,132,689
Apax Europe VI - A, L.P. [c]	Western Europe	543,564
Apax Europe VII - B, L.P. [c]	Western Europe	662,313
Apollo Investment Fund IV, L.P. [c]	North America	50,573
Apollo Investment Fund VI, L.P.	North America	2,009,195
Apollo Investment Fund VII, L.P.	North America	1,033,780
Apollo Overseas Partners (Delaware) VII, L.P.	North America	409,737
Ares Corporate Opportunities Fund III, L.P.	North America	212,333
Bain Capital Fund X, L.P.	North America	12,161,197
Bain Capital X Co-Investment Fund, L.P. [c]	North America	989,491
Baring Asia Private Equity Fund IV, L.P.	Asia - Pacific	473,954

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Schedule of Investments - December 31, 2011 (Unaudited)

(continued)

Blackstone Capital Partners V/F, L.P.	North America	$4,171,708
Blackstone Capital Partners V-S, L.P. [c]	North America	330,170
Candover 2001 Fund UK No. 2, L.P. [c]	Western Europe	203,769
Candover 2005 Fund, L.P. [c]	Western Europe	1,213,938
Carlyle Partners IV, L.P.	North America	3,818,759
Carlyle Partners V, L.P.	North America	931,716
Carlyle Partners V/B, L.P.	North America	3,635,551
Citigroup Venture Capital International Growth Offshore I, L.P.	Asia - Pacific	133,586
Citigroup Venture Capital International Growth Offshore II, L.P.	Asia - Pacific	463,842
Citigroup Venture International Growth Partnership II, L.P.	Asia - Pacific	1,404,346
Clayton, Dubilier & Rice Fund VII L.P.	North America	4,065,817
CVC European Equity Partners IV Tandem Fund, L.P.	Western Europe	965,627
CVC European Equity Partners V, L.P.	Western Europe	1,440,355
Duke Street Capital V, L.P.	Western Europe	114,215
Duke Street Capital VI, L.P.	Western Europe	578,624
Fourth Cinven Fund, L.P.	Western Europe	673,353
Green Equity Investors Side V, L.P.	North America	2,063,574
Harvest Partners V, L.P.	North America	638,575
H.I.G Bayside Debt & LBO Fund II, L.P.	North America	644,887
Highstar Capital III Prism, L.P.	North America	2,159,195
Investcorp Private Equity 2007 Fund, L.P. [c]	North America	3,706,477
Investcorp Technology Partners III (Cayman), L.P.[c]	North America	2,034,833
Irving Place Capital Investors II, L.P.	North America	121,589
Irving Place Capital Partners III, L.P.	North America	1,246,681
KKR European Fund III, L.P. [c]	Western Europe	2,961,844
Madison Dearborn Capital Partners V-A and V-B, L.P.	North America	5,658,118
Madison Dearborn Capital Partners VI-C, L.P.	North America	483,379
MidOcean Partners III, L.P.	North America	1,970,517
Montagu III, L.P.	Western Europe	334,492
Palladium Equity Partners III, L.P.	North America	675,838
Permira IV Continuing, L.P. 1	Western Europe	1,794,686
Permira IV, L.P. 1	Western Europe	897,341
Providence Equity Partners IV, L.P.	North America	251,086
Providence Equity Partners V, L.P.	North America	1,198,849
Providence Equity Partners VI, L.P.	North America	999,101
Silver Lake Partners III, L.P.	North America	2,972,019
Silver Lake Sumeru Fund, L.P.	North America	284,238
Thomas H. Lee Parallel (DT) Fund VI, L.P. [c]	North America	2,136,224
Thomas H. Lee Parallel Fund VI, L.P.	North America	1,908,647
TPG Partners V, L.P. [c]	North America	2,982,153
TPG Partners VI, L.P.	North America	327,263
Warburg Pincus Private Equity IX, L.P.	North America	1,302,174
Warburg Pincus Private Equity X, L.P.	North America	7,448,691
Total Secondary Investments (29.85%)		$95,977,388

Primary Investments* (0.60%)	Geographic Region [b]	Fair Value
Avista Capital Partners II, L.P.	North America	$932,209
Baring Asia Private Equity V, L.P. [c]	Asia - Pacific	215,689
EQT VI (No.1), L.P. [c]	Western Europe	228,399
Hony Capital Partners V, L.P. [c]	Asia - Pacific	55,480
Pátria - Brazilian Private Equity Fund IV, L.P. [c]	South America	520,792
Total Primary Investments (0.60%)		$1,952,569
Total Private Equity Investments (Cost $192,896,716) (66.71%)		$214,516,189

Short-Term Investments (29.55%)

U.S. Government Treasury Obligations (29.55%)
U.S. Treasury Bill, -0.01%, 2/2/2012 [d]	$20,000,089
U.S. Treasury Bill, -0.01%, 3/8/2012 [d]	29,999,040
U.S. Treasury Bill, 0.00%, 1/5/2012 [d]	25,000,000
U.S. Treasury Bill, 0.00%, 3/1/2012 [d]	19,999,520
Total U.S. Government Treasury Obligations (29.55%)	$94,998,649
Total Short-Term Investments (Cost $95,000,301) (29.55%)	$94,998,649
Total Investments (Cost $287,897,017) (96.26%)	309,514,838
Other Assets in Excess of Liabilities (3.74%)	12,036,885
Members' Equity (100.00%)	$321,551,723

*Direct private equity investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Primary investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment. Secondary investments involve acquiring single or portfolios of assets on the secondary market.

[a]	Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale.

[b]	Geographic region is based on where a Private Equity Investment is headquartered and may be different from where such Private Equity Investment invests or operates.

[c]	Non-income producing.

[d]	Each issue shows the rate of the discount at the time of purchase.

Total cost and fair value of restricted portfolio funds as of December 31, 2011 was $192,896,716 and $214,516,189, respectively.

The accompanying notes are an integral part of the Schedule of Investments.

In January 2010, the FASB issued Improving Disclosures about Fair Value Measurements, which clarifies existing disclosure and requires additional disclosures for fair value measurements. Effective for interim and annual reporting periods beginning after December 31, 2009, entities are required to disclose significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy and the reasons for those transfers. Effective for fiscal years beginning after December 31, 2010, and for interim periods within those fiscal years, entities need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross rather than net basis. Management continues to evaluate the application of Improving Disclosure about Fair Value Measurements to the Master Funds, and is not in a position at this time to evaluate the significance of its impact, if any on the Master Fund’s financial statements.

As required by Fair Value Measurements, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or of the investments were liquidated at the valuation date. Fair Value Measurements established a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

•      Level 1 – Quoted prices are available in active markets for identical investments as of the measurement date. The type of investment included in Level I include marketable securities that are primarily traded on a securities exchange or over-the-counter. The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on any such day, the mean between the closing bid and ask prices on such day. As required by Fair Value Measurements, the Master Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Master Fund holds a large position and a sale could reasonably impact the quoted price.

•      Level 2 – Pricing inputs are other than quoted prices in active markets (i.e. Level I pricing) and fair value is determined through the use of models or other valuation methodologies through direct or indirect corroboration with observable market data. Investments which are generally included in this category include corporate notes, convertible notes, warrants and restricted equity securities. The fair value of legally restricted equity securities is generally may be discounted depending on the likely impact of the restrictions on liquidity and Adviser’s estimates.

•      Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment or estimation. Investments that are included in this category generally include equity investments that are privately owned, as well as convertible notes and warrants that are not actively traded. The fair value for investment using Level 3 pricing inputs are based on Adviser’s estimates which consider a combination of various performance measurements including the timing of the transaction, the market in which the company operates, comparable market transactions, company performance and projections and various performance multiples as applied to EBITDA or a similar measure of earnings for the latest reporting period and forward earnings, as well as discounted cash flow analysis. When the inputs used to measure fair value may fall into different levels of the fair value hierarchy, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

Due to the inherent uncertainty of valuations, estimates values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

Investments	Level 1	Level 2	Level 3	Total
Direct Investments	$-	$-	$116,586,232	$116,586,232
Primary Investments	-	-	1,952,569	1,952,569
Secondary Investments	-	-	95,977,388	95,977,388
Short-Term Investments	94,998,649	-	-	94,998,649
Total	$94,998,649	$-	$214,516,189	$309,514,838

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Direct Investments	Primary Investments	Secondary Investments	Total
Balance as of April 1, 2011	$61,284,877	$976,299	$51,986,768	$114,247,944
Realized gain (loss)	628,008	-	-	628,008
Net change in unrealized appreciation/depreciation	1,553,698	(293,152)	4,198,130	5,458,676
Net purchases (sales)	53,119,649	1,269,422	39,792,490	94,181,561
Net transfers in or out of Level 3	-	-	-	-
Balance as of December 31, 2011	$116,586,232	$1,952,569	$95,977,388	$214,516,189

The amount of the net change in unrealized appreciation/depreciation for the period ended December 31, 2011 relating to investments in Level 3 assets still held at December 31, 2011 is $5,458,676, which is included as a component of net change in unrealized appreciation on investments in Private Equity Investments.

*Direct private equity investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Primary investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment. Secondary investments involve acquiring single or portfolios of assets on the secondary market.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Partners Group Private Equity (TEI), LLC

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By (Signature and Title)*

          /s/ Scott Higbee

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Scott Higbee, President & Chief Executive Officer

(Principal Executive Officer)

Date                    February 29, 2012

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Scott Higbee

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Scott Higbee, President & Chief Executive Officer

(Principal Executive Officer)

Date                    February 29, 2012

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By (Signature and Title)* /s/ Robert Collins

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Robert Collins, Chief Financial Officer

(Principal Financial Officer)

Date                    February 29, 2012

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* Print the name and title of each signing officer under his or her signature.